Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Cash and Cash Equivalents
(in thousands)	December 31, 2020	December 31, 2019
Cash and cash equivalents at banks and on hand	€1,210,209	€519,149
Total	€1,210,209	€519,149

Summary of Financial Assets at Amortized Cost
Financial assets at amortized cost
(in thousands)	December 31, 2020	December 31, 2019
Trade receivables	€165,468	€11,913
Other financial assets	137,234	1,680
Total	€302,702	€13,593
Total current	302,702	13,593
Total non-current	-	-

Summary of Financial Liabilities at Amortized Cost
Interest-bearing loans and borrowings
(in thousands)	Maturity	December 31, 2020	December 31, 2019
Lease liabilities		€84,158	€57,611
Convertible note - host contract	08/28/2024	87,457	-
3.50% € 50,000,000 secured bank loan	12/21/2026	47,176	-
2.15% € 10,000,000 secured bank loan	12/30/2027	9,032	9,000
2.08% € 9,450,000 secured bank loan	09/30/2028	8,877	7,600
1.90% € 3,528,892.48 secured bank loan	05/30/2039	3,489	-
Total		€240,189	€74,211
Total current		9,142	5,307
Total non-current		231,047	68,904

Other financial liabilities
(in thousands)	December 31, 2020	December 31, 2019
Derivatives not designated as hedging instrument
Convertible note - embedded derivative	€30,903	-
Financial liabilities at fair value through profit or loss
Contingent consideration	572	-
Total financial liabilities at fair value	€31,475	-

Other financial liabilities at amortized cost, other than interest-bearing loans and borrowings
Trade payables	102,288	20,498
Other financial liabilities	74,076	10,352
Total other financial liabilities at amortized cost, other than interest-bearing loans and borrowings	€176,364	€30,850

Total other financial liabilities	€207,839	€30,850
Total current	176,363	30,850
Total non-current	31,476	-

Total financial liabilities
(in thousands)	December 31, 2020	December 31, 2019
Interest-bearing loans and borrowings	€240,189	€74,211
Other financial liabilities	€207,839	€30,850
Total	€448,028	€105,061
Total current	185,505	36,157
Total non-current	262,523	68,904

The maturity profile of the Group’s financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2020
(in thousands)	Less than 1 year	1 to 5 years	More than 5 years	Total
Interest bearing loans and borrowings	€3,173	€12,643	€66,730	€82,546
Trade and other payables	102,288	-	-	€102,288
Lease liabilities	8,525	27,283	71,780	€107,588
Contingent consideration	-	-	572	€572
Other financial liabilities	74,076	-	-	€74,076
Total	€188,062	€39,926	€139,082	€367,070

Summary of Carrying Amount of Monetary Assets

The carrying amount of the monetary assets (the Group’s cash and cash equivalents) of BioNTech denominated in foreign currencies at the dates indicated are as follows:

(in thousands)	December 31, 2020	December 31, 2019
U.S. dollar Bank accounts	€673,545	€213,913
Other financial assets in U.S. dollar	85,573	-
Financial liabilities in U.S. dollar	72,821	-
Total	€686,297	€213,913

Summary of Effect of Changes in Foreign Exchange Rates

	1 € =	Closing rate		Average rate
Currency	Country	2020	2019	2020	2019
U.S. dollar	United States	1.2271	1.1234	1.1422	1.1195

(in thousands)	Change in U.S. dollar rate	Effect on loss before tax	Effect on pre-tax equity
2020	+5%	€(32,491)	€(32,681)
2020	-5%	€35,911	€36,121
2019	+5%	€(10,186)	€(10,186)
2019	-5%	€11,259	€11,259

Summary of Changes in Liabilities Arising From Financing Activities

Year ended December 31, 2020
(in thousands)	January 1, 2020	Cash flows	Acquisition of subsidiaries and businesses	New leases and disposals	Reclassification	Other	December 31, 2020
Current obligations under lease contracts	€3,485	€(12,743)	€2,719	€8,684	€3,982	-	€6,127
Non-current obligations under lease contracts	54,126	-	32,331	(4,444)	(3,982)	-	78,031
Interest-bearing loans and borrowings	16,600	140,847	-	-	-	(1,416)	156,031
Convertible note - embedded derivative	-	13,614	-	-	-	17,289	30,903
Total	€74,211	€141,718	€35,050	€4,240	-	€15,873	€271,092

Year ended December 31, 2019
(in thousands)	January 1, 2019	Cash flows	Acquisition of subsidiaries and businesses	New leases and disposals	Reclassification	Other	December 31, 2019
Current obligations under lease contracts	€2,134	€(3,061)	-	€1,484	€2,928	-	€3,485
Non-current obligations under lease contracts	48,618	-	-	8,436	(2,928)	-	54,126
Interest-bearing loans and borrowings	5,600	11,000	-	-	-	-	16,600
Total	€56,352	€7,939	-	€9,920	-	-	€74,211